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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MEMBERS(R) Mutual Funds
Quarterly Portfolio Holdings Report
July 31, 2010

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CASH RESERVES FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND

Conservative Allocation Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.03%

	Bond Funds - 70.53%
350,948	Madison Mosaic Institutional
	Bond Fund (R)	$ 3,867,450
933,535	MEMBERS Bond Fund, Class Y (R)	9,680,756
760,504	MEMBERS High Income Fund,
	Class Y (R)	5,239,871
401,590	PIMCO Investment Grade
	Corporate Bond Fund	4,610,254
439,068	PIMCO Total Return Fund	5,005,376
207,748	Templeton Global Bond Fund	2,750,588
		31,154,295

	Foreign Stock Funds - 4.53%
207,631	MEMBERS International Stock Fund,
	Class Y (R)	2,001,566

	Money Market Funds - 1.10%
484,861	State Street Institutional U.S.
	Government Money Market Fund	484,861

	Stock Funds - 23.87%
51,175	Calamos Growth and Income Fund	1,393,490
154,747	Madison Mosaic Disciplined
	Equity Fund (R)	1,761,016
123,232	MEMBERS Equity Income Fund,
	Class Y (R)	1,208,909
226,911	MEMBERS Large Cap Growth Fund,
	Class Y (R)	3,129,097
280,998	MEMBERS Large Cap Value Fund,
	Class Y (R)	3,048,830
		10,541,342

	Total Investment Companies	44,182,064
	( Cost $43,320,007 )

NET OTHER ASSETS AND LIABILITIES - (0.03)%		(12,494)
TOTAL NET ASSETS - 100.00%		$ 44,169,570

(R)	Affiliated Company.

Moderate Allocation Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 99.89%

	Bond Funds - 44.34%
441,727	Madison Mosaic Institutional
	Bond Fund (R)	$ 4,867,831
1,262,011	MEMBERS Bond Fund, Class Y (R)	13,087,056
1,317,938	MEMBERS High Income Fund,
	Class Y (R)	9,080,594
518,944	PIMCO Investment Grade
	Corporate Bond Fund	5,957,482
604,839	PIMCO Total Return Fund	6,895,161
405,005	Templeton Global Bond Fund	5,362,261
		45,250,385

	Foreign Stock Funds - 9.65%
164,691	Matthews Asian Growth and
	Income Fund	2,740,451
737,626	MEMBERS International Stock Fund,
	Class Y (R)	7,110,718
		9,851,169

	Money Market Funds - 0.66%
675,327	State Street Institutional U.S.
	Government Money Market Fund	675,327

	Stock Funds - 45.24%
150,993	Calamos Growth and Income Fund	4,111,529
168,376	Fairholme Fund	5,477,282
610,738	Madison Mosaic Disciplined
	Equity Fund (R)	6,950,197
351,549	MEMBERS Equity Income Fund,
	Class Y (R)	3,448,700
687,701	MEMBERS Large Cap Growth Fund,
	Class Y (R)	9,483,392
870,123	MEMBERS Large Cap Value Fund,
	Class Y (R)	9,440,839
501,797	MEMBERS Mid Cap Fund,
	Class Y (R)*	2,759,884
368,325	MEMBERS Small Cap Fund,
	Class Y (R)	3,440,157
25,632	T Rowe Price New Era Fund	1,058,853
		46,170,833

	Total Investment Companies	101,947,714
	( Cost $100,842,009 )

NET OTHER ASSETS AND LIABILITIES - 0.11%		114,820
TOTAL NET ASSETS - 100.00%		$ 102,062,534

*	Non-income producing.
(R)	Affiliated Company.

Aggressive Allocation Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.06%

	Bond Funds - 12.16%
55,166	MEMBERS Bond Fund, Class Y (R)	$ 572,069
312,201	MEMBERS High Income Fund,
	Class Y (R)	2,151,066
61,722	PIMCO Investment Grade
	Corporate Bond Fund	708,572
59,311	Templeton Global Bond Fund	785,284
		4,216,991

	Foreign Stock Funds - 14.74%
93,718	Matthews Asian Growth and	1,559,461
	Income Fund
368,614	MEMBERS International Stock Fund,
	Class Y (R)	3,553,438
		5,112,899

	Money Market Funds - 0.69%
239,500	State Street Institutional U.S.
	Government Money Market Fund	239,500

	Stock Funds - 72.47%
57,470	Calamos Growth and Income Fund	1,564,922
91,944	Fairholme Fund	2,990,947
151,896	Hussman Strategic Growth Fund	1,986,798
388,320	Madison Mosaic Disciplined
	Equity Fund (R)	4,419,082
121,164	MEMBERS Equity Income Fund,
	Class Y (R)	1,188,614
284,694	MEMBERS Large Cap Growth Fund,
	Class Y (R)	3,925,924
345,613	MEMBERS Large Cap Value Fund,
	Class Y (R)	3,749,901
356,992	MEMBERS Mid Cap Fund,
	Class Y (R)*	1,963,458
188,896	MEMBERS Small Cap Fund,
	Class Y (R)	1,764,292
38,346	T Rowe Price New Era Fund	1,584,070
		25,138,008

	Total Investment Companies	34,707,398
	( Cost $34,418,748 )

NET OTHER ASSETS AND LIABILITIES - (0.06)%		(21,311)
TOTAL NET ASSETS - 100.00%		$ 34,686,087

*	Non-income producing.
(R)	Affiliated Company.

Cash Reserves Fund Portfolio of Investments (Unaudited)
		Value			Value
Par Value		(Note 1)	Shares		(Note 1)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 97.35%			INVESTMENT COMPANIES - 3.26%

	Federal Home Loan Bank - 31.54% (A)		495,251	State Street Institutional U.S.
$ 650,000	0.040%, due 08/04/10	$ 649,998		Government Money Market Fund	$ 495,251
500,000	0.060%, due 08/12/10	499,991
750,000	0.190%, due 08/20/10	749,925		Total Investment Companies	495,251
500,000	0.130%, due 09/02/10	499,942		( Cost $495,251 )
500,000	0.120%, due 09/07/10	499,938
550,000	0.140%, due 09/10/10	549,914	TOTAL INVESTMENTS - 100.61%		15,307,691
400,000	0.120%, due 09/14/10	399,941	( Cost $15,307,691 )
300,000	0.150%, due 09/15/10	299,944	NET OTHER ASSETS AND LIABILITIES - (0.61)%		(92,109)
650,000	0.180%, due 09/29/10	649,808	TOTAL NET ASSETS - 100.00%		$ 15,215,582
		4,799,401

	Federal Home Loan Mortgage Corp. - 25.40% (A)		(A)	Rate noted represents annualized yield at time of
650,000	0.100%, due 08/02/10	649,998		purchase.
750,000	0.180%, due 08/10/10	749,966
200,000	0.200%, due 08/18/10	199,981
515,000	0.200%, due 08/23/10	514,937
400,000	0.185%, due 10/06/10	399,865
250,000	0.190%, due 10/13/10	249,904
1,100,000	0.175%, due 10/20/10	1,099,572
		3,864,223

	Federal National Mortgage Association - 31.21% (A)
250,000	0.120%, due 08/18/10	249,986
600,000	0.180%, due 08/25/10	599,928
700,000	0.185%, due 09/01/10	699,888
500,000	0.140%, due 09/08/10	499,926
750,000	0.190%, due 09/15/10	749,822
750,000	0.185%, due 09/20/10	749,819
500,000	0.150%, due 09/22/10	499,892
400,000	0.190%, due 10/04/10	399,865
300,000	0.180%, due 10/05/10	299,902
		4,749,028

	U.S. Treasury Bills - 9.20% (A)
700,000	0.105%, due 08/26/10	699,949
700,000	0.157%, due 09/23/10	699,839
		1,399,788

	Total U.S. Government and
	Agency Obligations	14,812,440
	( Cost $14,812,440 )

Bond Fund Portfolio of Investments (Unaudited)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)
ASSET BACKED - 1.09%			$1,250,000	Caterpillar Financial Services Corp.
				7.050%, due 10/01/18	$ 1,534,781
$ 64,040	ABSC Long Beach Home Equity Loan		750,000	Goldman Sachs Group, Inc./The
	Trust, Series 2000-LB1, Class AF5 (M)			5.700%, due 09/01/12	806,404
	8.550%, due 09/21/30	$ 63,357	490,000	HCP, Inc.
670,000	Chase Issuance Trust, Series			6.700%, due 01/30/18	527,783
	2007-A17, Class A		520,000	Lehman Brothers Holdings, Inc. (E)*
	5.120%, due 10/15/14	730,268		5.750%, due 01/03/17	260
1,500,000	New Century Home Equity Loan		530,000	Merrill Lynch & Co., Inc.
	Trust, Series 2003-5, Class AI5 (G)			6.150%, due 04/25/13	577,355
	5.500%, due 11/25/33	1,495,888	270,000	Simon Property Group L.P.
				5.875%, due 03/01/17	298,315
	Total Asset Backed	2,289,513	440,000	SLM Corp.
	( Cost $2,228,939 )			5.125%, due 08/27/12	429,000
			290,000	Swiss Re Solutions Holding Corp.
CORPORATE NOTES AND BONDS - 18.09%				7.000%, due 02/15/26	309,594
			330,000	Swiss Re Solutions Holding Corp.
	Consumer Discretionary - 1.92%			7.750%, due 06/15/30	370,985
750,000	American Association of Retired		250,000	UBS AG/Stamford CT
	Persons (C)			5.750%, due 04/25/18	272,562
	7.500%, due 05/01/31	889,624	500,000	US Bank NA/Cincinnati, OH
215,000	DR Horton, Inc.			6.300%, due 02/04/14	570,839
	5.250%, due 02/15/15	208,550	485,000	Wells Fargo & Co.
575,000	ERAC USA Finance LLC (C)			5.250%, due 10/23/12	522,161
	6.700%, due 06/01/34	614,454			7,446,401
1,000,000	McDonald's Corp.
	5.000%, due 02/01/19	1,132,122		Food & Drug Retailers - 0.21%
1,000,000	Time Warner Cable, Inc.		425,000	New Albertson's, Inc.
	8.250%, due 02/14/14	1,192,360		7.500%, due 02/15/11	433,500
		4,037,110
				Health Care - 0.84%
	Consumer Staples - 2.40%		500,000	Eli Lilly & Co.
1,000,000	Campbell Soup Co.			6.570%, due 01/01/16	598,313
	4.500%, due 02/15/19	1,094,026	325,000	Genentech, Inc.
215,000	PepsiCo, Inc./NC			5.250%, due 07/15/35	335,088
	4.650%, due 02/15/13	233,720	500,000	Merck & Co., Inc.
1,000,000	PepsiCo, Inc./NC			5.750%, due 11/15/36	563,991
	7.900%, due 11/01/18	1,307,647	230,000	Wyeth
1,000,000	Walgreen Co.			6.500%, due 02/01/34	279,549
	5.250%, due 01/15/19	1,136,400			1,776,941
1,240,000	WM Wrigley Jr. Co. (C)
	3.050%, due 06/28/13	1,268,674		Industrials - 2.03%
		5,040,467	240,000	Boeing Co./The
				8.625%, due 11/15/31	343,832
	Energy - 0.75%		285,000	Burlington Northern Santa Fe LLC
240,000	Hess Corp.			8.125%, due 04/15/20	365,696
	7.875%, due 10/01/29	299,051	105,000	EI du Pont de Nemours & Co.
850,000	Transocean, Inc.			5.000%, due 01/15/13	114,497
	6.000%, due 03/15/18	795,319	800,000	General Electric Co.
450,000	Valero Energy Corp.			5.000%, due 02/01/13	866,650
	7.500%, due 04/15/32	490,261	1,000,000	Honeywell International, Inc.
		1,584,631		3.875%, due 02/15/14	1,082,880
			270,000	Lockheed Martin Corp.
	Financials - 3.54%			7.650%, due 05/01/16	338,432
500,000	American General Finance Corp.,		359,000	Norfolk Southern Corp.
	Series H			5.590%, due 05/17/25	388,122
	4.625%, due 09/01/10	498,750	390,000	Norfolk Southern Corp.
215,000	Bank of America Corp.			7.050%, due 05/01/37	481,936
	5.750%, due 12/01/17	227,203	235,000	Waste Management, Inc.
420,000	Bear Stearns Cos. LLC/The			7.125%, due 12/15/17	279,743
	7.250%, due 02/01/18	500,409			4,261,788
Bond Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			$ 99,554	6.000%, due 10/01/34 Pool # A28439	$ 109,308
			90,407	6.000%, due 10/01/34 Pool # A28598	99,265
	Information Technology - 1.10%		155,059	5.000%, due 04/01/35 Pool # A32315	165,661
$ 400,000	Cisco Systems, Inc.		139,167	5.000%, due 04/01/35 Pool # A32316	148,682
	5.500%, due 02/22/16	$ 466,994	1,084,187	5.500%, due 11/01/37 Pool # A68787	1,168,630
1,000,000	Hewlett-Packard Co.				3,848,793
	6.125%, due 03/01/14	1,154,572
660,000	Xerox Corp.			Federal National Mortgage Association - 14.14%
	6.875%, due 08/15/11	695,411	431,171	4.000%, due 04/01/15 Pool # 255719	446,349
		2,316,977	315,840	5.500%, due 04/01/16 Pool # 745444	339,290
			23,653	6.000%, due 05/01/16 Pool # 582558	25,730
	Materials - 0.40%		283,185	5.500%, due 02/01/18 Pool # 673194	307,027
325,000	Westvaco Corp.		463,170	5.000%, due 05/01/20 Pool # 813965	497,743
	8.200%, due 01/15/30	348,090	541,521	4.500%, due 09/01/20 Pool # 835465	578,999
500,000	Weyerhaeuser Co.		42,947	6.000%, due 05/01/21 Pool # 253847	47,327
	7.375%, due 03/15/32	499,874	2,087,442	4.500%, due 04/01/23 Pool # 974401	2,216,580
		847,964	1,311,161	4.500%, due 06/01/23 Pool # 984075	1,392,275
			26,463	7.000%, due 12/01/29 Pool # 762813	29,849
	Telecommunication Services - 3.33%		39,168	7.000%, due 11/01/31 Pool # 607515	44,530
1,500,000	AT&T, Inc.		223,839	6.500%, due 03/01/32 Pool # 631377	250,107
	4.850%, due 02/15/14	1,658,685	2,199	7.000%, due 04/01/32 Pool # 641518	2,500
1,500,000	Cellco Partnership/		23,750	7.000%, due 05/01/32 Pool # 644591	27,002
	Verizon Wireless Capital LLC		527,537	6.500%, due 06/01/32 Pool # 545691	589,446
	8.500%, due 11/15/18	1,983,264	208,392	6.000%, due 12/01/32 Pool # 676552	230,341
525,000	Comcast Cable Communications		1,214,773	5.500%, due 04/01/33 Pool # 690206	1,315,148
	Holdings, Inc.		623,000	5.000%, due 10/01/33 Pool # 254903	666,959
	9.455%, due 11/15/22	725,405	843,793	5.500%, due 11/01/33 Pool # 555880	913,515
775,000	New Cingular Wireless Services, Inc.		91,330	5.000%, due 05/01/34 Pool # 775604	97,688
	7.875%, due 03/01/11	806,925	264,000	5.000%, due 05/01/34 Pool # 780890	282,380
455,000	Rogers Communications, Inc. (D)		145,724	5.000%, due 06/01/34 Pool # 255230	155,870
	6.250%, due 06/15/13	511,598	1,265,620	5.500%, due 06/01/34 Pool # 780384	1,368,615
1,000,000	Verizon Communications, Inc.		17,222	7.000%, due 07/01/34 Pool # 792636	19,442
	8.750%, due 11/01/18	1,320,101	203,713	5.500%, due 08/01/34 Pool # 793647	220,290
		7,005,978	1,004,811	5.500%, due 03/01/35 Pool # 815976	1,085,640
			446,519	5.500%, due 07/01/35 Pool # 825283	482,438
	Utilities - 1.57%		633,267	5.000%, due 08/01/35 Pool # 829670	676,664
500,000	Iberdrola USA, Inc.		187,846	5.500%, due 08/01/35 Pool # 826872	202,957
	8.050%, due 11/15/10	507,102	497,065	5.000%, due 09/01/35 Pool # 820347	532,101
535,000	Interstate Power & Light Co.		477,405	5.000%, due 09/01/35 Pool # 835699	511,180
	6.250%, due 07/15/39	607,441	606,092	5.000%, due 10/01/35 Pool # 797669	647,627
250,000	Progress Energy, Inc.		560,988	5.500%, due 10/01/35 Pool # 836912	606,114
	7.750%, due 03/01/31	326,270	585,749	5.000%, due 11/01/35 Pool # 844504	625,890
650,000	Sierra Pacific Power Co., Series M		578,401	5.000%, due 11/01/35 Pool # 844809	618,038
	6.000%, due 05/15/16	738,085	576,196	5.000%, due 12/01/35 Pool # 850561	615,683
215,000	Virginia Electric and Power Co.		691,242	6.000%, due 07/01/36 Pool # 870749	752,813
	5.100%, due 11/30/12	234,381	580,595	6.000%, due 11/01/36 Pool # 902510	638,439
750,000	Wisconsin Electric Power Co.		558,788	5.500%, due 02/01/37 Pool # 905140	603,039
	6.500%, due 06/01/28	883,889	500,285	5.500%, due 05/01/37 Pool # 899323	539,641
		3,297,168	880,384	5.500%, due 05/01/37 Pool # 928292	949,641
			651,117	6.000%, due 10/01/37 Pool # 947563	714,643
	Total Corporate Notes and Bonds	38,048,925	1,078,858	6.500%, due 12/01/37 Pool # 889072	1,184,226
	( Cost $34,630,081 )		1,705,998	5.000%, due 04/01/38 Pool # 257160	1,820,146
			591,008	5.500%, due 07/01/38 Pool # 986805	637,501
MORTGAGE BACKED - 16.01%			1,005,471	5.500%, due 07/01/38 Pool # 986973	1,084,568
			1,030,027	5.000%, due 08/01/38 Pool # 988934	1,098,946
	Federal Home Loan Mortgage Corp. - 1.83%		948,901	6.500%, due 08/01/38 Pool # 987711	1,041,376
317,411	5.000%, due 05/01/18 Pool # E96322	341,451			29,734,313
4,188	8.000%, due 06/01/30 Pool # C01005	4,840
8,162	7.000%, due 03/01/31 Pool # C48133	9,287
71,561	6.500%, due 01/01/32 Pool # C62333	79,613
1,609,025	5.000%, due 07/01/33 Pool # A11325	1,722,056
Bond Fund (concluded)
		Value			Value
Par Value		(Note 1)	Shares		(Note 1)

MORTGAGE BACKED (continued)			INVESTMENT COMPANIES - 3.14%

	Government National Mortgage Association - 0.04%		6,596,180	State Street Institutional U.S.
$ 14,350	8.000%, due 10/20/15 Pool # 002995	$ 15,516		Government Money Market Fund	$ 6,596,180
37,107	6.500%, due 02/20/29 Pool # 002714	42,467
20,414	6.500%, due 04/20/31 Pool # 003068	23,094		Total Investment Companies	6,596,180
		81,077		( Cost $6,596,180 )

	Total Mortgage Backed	33,664,183	TOTAL INVESTMENTS - 99.33%		208,855,735
	( Cost $31,050,786 )		( Cost $196,930,332 )
			NET OTHER ASSETS AND LIABILITIES - 0.67%		1,410,409
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.00%			TOTAL NET ASSETS - 100.00%		$ 210,266,144

	Federal Farm Credit Bank - 0.28%
500,000	5.875%, due 10/03/16	592,779	*	Non-income producing.
			(A)	Rate noted represents annualized yield at time of
	Federal Home Loan Mortgage Corp. - 1.55%			purchase.
2,500,000	4.875%, due 11/15/13	2,808,710	(C)	Security sold within terms of a private placement
400,000	4.500%, due 01/15/14	444,765		memorandum exempt from registration under section
		3,253,475		144A of the Securities Act of 1933, as amended,
				and may be sold only to dealers in that program or
	Federal National Mortgage Association - 0.59%			other "qualified institutional investors." The
1,095,000	4.625%, due 10/15/14	1,233,191		securities have been determined to be liquid under
				guidelines established by the Board of Trustees.
	U.S. Treasury Bills - 1.90%		(D)	Notes and bonds, issued by foreign entities,
4,000,000	0.165%, due 11/18/10 (A)	3,998,008		denominated in U.S. dollars. The aggregate of
				these securities is 0.24% of total net assets.
	U.S. Treasury Bonds - 4.77%		(E)	In Default. Issuer is bankrupt.
2,905,000	6.625%, due 02/15/27	4,018,432	(G)	Floating rate or variable rate note.
5,500,000	4.500%, due 05/15/38	6,005,312		Rate shown is as of July 31, 2010.
		10,023,744	(M)	Stated interest rate is contingent upon sufficient
				collateral market value. If collateral market
	U.S. Treasury Notes - 51.91%			value falls below a stated level, the issuer will
21,000,000	0.875%, due 01/31/11	21,067,263		either initiate a clean-up call or increase the
3,100,000	0.875%, due 02/28/11	3,111,504		stated interest rate.
2,000,000	1.000%, due 07/31/11	2,012,968
5,000,000	1.750%, due 11/15/11	5,088,865
4,000,000	1.125%, due 12/15/11	4,040,000
4,975,000	1.375%, due 02/15/12	5,046,516
1,000,000	4.625%, due 02/29/12	1,065,742
1,200,000	4.500%, due 03/31/12	1,280,813
688,000	1.375%, due 05/15/12	698,670
7,425,000	3.125%, due 08/31/13	7,940,109
8,850,000	4.000%, due 02/15/14	9,771,648
8,360,000	4.250%, due 08/15/14	9,366,469
2,000,000	2.375%, due 09/30/14	2,088,906
9,000,000	2.250%, due 01/31/15	9,325,548
265,000	2.500%, due 03/31/15	277,402
5,500,000	4.250%, due 08/15/15	6,205,116
4,300,000	4.250%, due 11/15/17	4,871,431
7,700,000	2.750%, due 02/15/19	7,752,937
2,750,000	3.625%, due 08/15/19	2,931,330
$5,000,000	3.375%, due 11/15/19	$ 5,212,500
		109,155,737

	Total U.S. Government and
	Agency Obligations	128,256,934
	( Cost $122,424,346 )

High Income Fund Portfolio of Investments (Unaudited)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS - 93.50%			$ 250,000	Speedway Motorsports, Inc.
				6.750%, due 06/01/13	$ 251,875
	Consumer Discretionary - 31.09%
	Auto Components - 3.77%			Household Durables - 1.09%
$1,400,000	American Axle & Manufacturing		500,000	Jarden Corp.
	Holdings, Inc. (C)			8.000%, due 05/01/16	525,000
	9.250%, due 01/15/17	$ 1,508,500	250,000	Jarden Corp.
250,000	ArvinMeritor, Inc.			7.500%, due 05/01/17	256,875
	8.125%, due 09/15/15	251,250	500,000	Spectrum Brands Holdings, Inc. (C)
250,000	ArvinMeritor, Inc. (P)			9.500%, due 06/15/18	527,500
	4.625%, due 03/01/26	262,812
500,000	Goodyear Tire & Rubber Co./The			Internet & Catalog Retail - 0.65%
	10.500%, due 05/15/16	560,000	750,000	QVC, Inc. (C)
500,000	Goodyear Tire & Rubber Co./The			7.500%, due 10/01/19	772,500
	8.750%, due 08/15/20	540,000
500,000	Lear Corp.			Leisure Equipment & Products - 0.22%
	8.125%, due 03/15/20	520,000	250,000	Easton-Bell Sports, Inc.
250,000	Tenneco, Inc.			9.750%, due 12/01/16	263,125
	8.625%, due 11/15/14	257,500
350,000	Tenneco, Inc.			Media - 12.50%
	8.125%, due 11/15/15	363,125	500,000	Allbritton Communications Co. (C)
250,000	TRW Automotive, Inc. (C)			8.000%, due 05/15/18	498,750
	7.250%, due 03/15/17	251,250	500,000	Belo Corp.
				8.000%, due 11/15/16	526,875
	Automobiles - 1.10%		250,000	Cablevision Systems Corp.
750,000	Ford Motor Credit Co. LLC			7.750%, due 04/15/18	260,625
	7.800%, due 06/01/12	784,948	250,000	Cablevision Systems Corp.
500,000	Ford Motor Credit Co. LLC			8.000%, due 04/15/20	264,375
	8.125%, due 01/15/20	534,802	1,000,000	CCO Holdings LLC/
				CCO Holdings Capital Corp. (C)
	Diversified Consumer Services - 0.42%			8.125%, due 04/30/20	1,057,500
500,000	Education Management LLC/		500,000	Cenveo Corp.
	Education Management Finance Corp.			8.875%, due 02/01/18	472,500
	8.750%, due 06/01/14	498,125	500,000	Gray Television, Inc. (C)
				10.500%, due 06/29/15	495,000
	Hotels, Restaurants & Leisure - 4.92%		400,000	Hughes Network Systems LLC/
500,000	Ameristar Casinos, Inc.			HNS Finance Corp.
	9.250%, due 06/01/14	533,750		9.500%, due 04/15/14	416,000
400,000	Boyd Gaming Corp.		300,000	Intelsat Jackson Holdings S.A. (D)
	6.750%, due 04/15/14	355,000		11.250%, due 06/15/16	324,000
500,000	Isle of Capri Casinos, Inc.		1,000,000	Intelsat Luxembourg S.A. (D)
	7.000%, due 03/01/14	458,750		11.250%, due 02/04/17	1,060,000
500,000	MCE Finance, Ltd. (C)(D)		950,000	Intelsat S.A. (D)
	10.250%, due 05/15/18	531,875		6.500%, due 11/01/13	907,250
750,000	MGM Resorts International		100,000	Interpublic Group of Cos., Inc./The
	8.375%, due 02/01/11	753,750		10.000%, due 07/15/17	116,000
1,000,000	MGM Resorts International		250,000	Interpublic Group of Cos., Inc./The (P)
	6.750%, due 09/01/12	942,500		4.250%, due 03/15/23	262,812
150,000	MGM Resorts International		500,000	Lamar Media Corp., Series C
	6.750%, due 04/01/13	137,250		6.625%, due 08/15/15	492,500
150,000	Penn National Gaming, Inc.		500,000	Liberty Media LLC (P)
	6.750%, due 03/01/15	150,188		3.125%, due 03/30/23	548,125
250,000	Penn National Gaming, Inc.		500,000	LIN Television Corp.
	8.750%, due 08/15/19	261,250		6.500%, due 05/15/13	492,500
500,000	Pinnacle Entertainment, Inc.		500,000	Mediacom Broadband LLC/
	8.625%, due 08/01/17	522,500		Mediacom Broadband Corp.
500,000	Pinnacle Entertainment, Inc. (C)			8.500%, due 10/15/15	503,750
	8.750%, due 05/15/20	488,750	450,000	Mediacom LLC/Mediacom Capital Corp.
500,000	Scientific Games International, Inc. (C)			9.125%, due 08/15/19	456,750
	7.875%, due 06/15/16	506,250

High Income (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Textile, Apparel & Luxury Goods - 0.76%
			$ 400,000	Iconix Brand Group, Inc. (P)
	Consumer Discretionary (continued)			1.875%, due 06/30/12	$ 383,500
	Media (continued)		500,000	Phillips-Van Heusen Corp.
$ 200,000	Nielsen Finance LLC/			7.375%, due 05/15/20	521,250
	Nielsen Finance Co.				37,212,000
	11.625%, due 02/01/14	$ 224,500
1,000,000	Nielsen Finance LLC/			Consumer Staples - 4.80%
	Nielsen Finance Co.		250,000	ACCO Brands Corp.
	10.000%, due 08/01/14	1,042,500		10.625%, due 03/15/15	277,500
500,000	Reader's Digest Association, Inc./The (C)(G)		500,000	ACCO Brands Corp.
	9.500%, due 02/15/17	502,500		7.625%, due 08/15/15	480,000
250,000	Sirius XM Radio, Inc. (P)		500,000	Central Garden and Pet Co.
	3.250%, due 10/15/11	243,125		8.250%, due 03/01/18	507,500
650,000	Telesat Canada/Telesat LLC		400,000	Constellation Brands, Inc.
	11.000%, due 11/01/15	744,250		7.250%, due 05/15/17	416,000
500,000	Viasat, Inc.		200,000	Dole Food Co., Inc. (C)
	8.875%, due 09/15/16	536,250		8.000%, due 10/01/16	207,000
750,000	Videotron Ltee (D)		850,000	Ingles Markets, Inc.
	6.875%, due 01/15/14	763,125		8.875%, due 05/15/17	890,375
700,000	Virgin Media Finance PLC (D)		200,000	NBTY, Inc.
	9.125%, due 08/15/16	752,500		7.125%, due 10/01/15	207,000
250,000	Visant Holding Corp.		200,000	Pinnacle Foods Finance LLC/
	8.750%, due 12/01/13	255,000		Pinnacle Foods Finance Corp. (C)
250,000	WMG Acquisition Corp.			9.250%, due 04/01/15	206,750
	7.375%, due 04/15/14	246,250	300,000	Pinnacle Foods Finance LLC/
500,000	XM Satellite Radio, Inc. (C)(P)			Pinnacle Foods Finance Corp.
	7.000%, due 12/01/14	490,625		9.250%, due 04/01/15	310,125
			250,000	Sealy Mattress Co.
	Multiline Retail - 0.20%			8.250%, due 06/15/14	251,875
250,000	Bon-Ton Department Stores, Inc./The		450,000	Stater Brothers Holdings
	10.250%, due 03/15/14	244,688		8.125%, due 06/15/12	451,125
			250,000	Stater Brothers Holdings
	Specialty Retail - 5.46%			7.750%, due 04/15/15	253,750
500,000	AutoNation, Inc.		750,000	SUPERVALU, Inc.
	6.750%, due 04/15/18	503,750		8.000%, due 05/01/16	755,625
300,000	Leslie's Poolmart		500,000	Tops Markets LLC (C)
	7.750%, due 02/01/13	301,500		10.125%, due 10/15/15	530,000
500,000	KAR Auction Services, Inc.				5,744,625
	8.750%, due 05/01/14	517,500
250,000	Ltd. Brands, Inc.			Energy - 8.51%
	6.900%, due 07/15/17	257,500	250,000	Chesapeake Energy Corp.
300,000	Ltd. Brands, Inc.			6.500%, due 08/15/17	254,375
	8.500%, due 06/15/19	333,750	750,000	Complete Production Services, Inc.
1,500,000	Michaels Stores, Inc.			8.000%, due 12/15/16	759,375
	11.375%, due 11/01/16	1,608,750	250,000	Continental Resources, Inc./OK
500,000	Pantry, Inc./The			8.250%, due 10/01/19	267,500
	7.750%, due 02/15/14	490,000	250,000	Denbury Resources, Inc.
980,000	Penske Auto Group, Inc.			7.500%, due 04/01/13	253,125
	7.750%, due 12/15/16	943,250	500,000	Denbury Resources, Inc.
300,000	Sally Holdings LLC/			9.750%, due 03/01/16	550,625
	Sally Capital, Inc.		250,000	El Paso Corp.
	9.250%, due 11/15/14	316,500		7.000%, due 06/15/17	261,628
500,000	Toys R US, Inc.		1,000,000	El Paso Corp.
	7.375%, due 10/15/18	485,000		7.250%, due 06/01/18	1,060,580
250,000	Toys R Us Property Co. LLC (C)		365,000	EXCO Resources, Inc.
	8.500%, due 12/01/17	263,125		7.250%, due 01/15/11	367,738
500,000	Yankee Acquisition Corp./MA, Sseries B		500,000	Ferrellgas L.P./
	8.500%, due 02/15/15	515,000		Ferrellgas Finance Corp.
				9.125%, due 10/01/17	535,000

High Income (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			$ 500,000	Hologic, Inc. (P)
				2.000%, due 12/15/37	$ 440,625
	Energy (continued)		500,000	Omega Healthcare Investors, Inc.,
$ 500,000	Ferrellgas Partners L.P./			REIT (N)
	Ferrellgas Partners Finance Corp.			7.000%, due 04/01/14	506,875
	8.625%, due 06/15/20	$ 522,500	500,000	Omnicare, Inc.
250,000	Helix Energy Solutions Group, Inc. (C)			7.750%, due 06/01/20	532,500
	9.500%, due 01/15/16	242,500	750,000	Psychiatric Solutions, Inc., Series I
500,000	Helix Energy Solutions Group, Inc. (P)			7.750%, due 07/15/15	774,375
	3.250%, due 12/15/25	437,500	400,000	Service Corp. International/US
1,000,000	Inergy L.P./Inergy Finance Corp.			7.375%, due 10/01/14	417,000
	6.875%, due 12/15/14	1,005,000	500,000	Service Corp. International/US
250,000	Key Energy Services, Inc.			6.750%, due 04/01/16	505,000
	8.375%, due 12/01/14	257,500	250,000	Service Corp. International/US
250,000	Mariner Energy, Inc.			7.625%, due 10/01/18	261,250
	7.500%, due 04/15/13	258,125	1,000,000	Vanguard Health Holding Co. II LLC/
100,000	Mariner Energy, Inc.			Vanguard Holding Co. II, Inc.
	8.000%, due 05/15/17	110,000		8.000%, due 02/01/18	1,000,000
500,000	MarkWest Energy Partners L.P./				7,594,562
	MarkWest Energy Finance Corp., Series B
	8.750%, due 04/15/18	538,125		Industrials - 14.63%
500,000	Petroplus Finance, Ltd. (C)(D)		250,000	Affinion Group, Inc.
	6.750%, due 05/01/14	450,000		10.125%, due 10/15/13	257,500
250,000	Petroplus Finance, Ltd. (C)(D)		750,000	Affinion Group, Inc.
	7.000%, due 05/01/17	213,750		11.500%, due 10/15/15	793,125
500,000	Pioneer Natural Resources Co.		1,000,000	ARAMARK Corp.
	6.650%, due 03/15/17	521,443		8.500%, due 02/01/15	1,033,750
500,000	Plains Exploration & Production Co.		500,000	Avis Budget Car Rental LLC/
	10.000%, due 03/01/16	550,000		Avis Budget Finance, Inc.
250,000	Range Resources Corp.			7.625%, due 05/15/14	493,750
	6.375%, due 03/15/15	253,437	250,000	Avis Budget Car Rental LLC/
500,000	Range Resources Corp.			Avis Budget Finance, Inc. (C)
	7.250%, due 05/01/18	518,750		9.625%, due 03/15/18	260,625
		10,188,576	750,000	Baldor Electric Co.
				8.625%, due 02/15/17	795,000
	Financials - 1.77%		250,000	Bristow Group, Inc.
650,000	CIT Group, Inc.			7.500%, due 09/15/17	248,750
	7.000%, due 05/01/16	619,125	350,000	Casella Waste Systems, Inc.
975,000	Nuveen Investments, Inc.			9.750%, due 02/01/13	350,875
	10.500%, due 11/15/15	957,938	200,000	Covanta Holding Corp. (P)
500,000	Trans Union LLC/			1.000%, due 02/01/27	189,750
	TransUnion Financing Corp. (C)		350,000	FTI Consulting, Inc.
	11.375%, due 06/15/18	536,250		7.750%, due 10/01/16	362,688
		2,113,313	200,000	Gulfmark Offshore, Inc.
				7.750%, due 07/15/14	198,000
	Health Care - 6.35%		250,000	Hertz Corp./The
500,000	Biomet, Inc.			8.875%, due 01/01/14	257,500
	10.000%, due 10/15/17	553,750	250,000	Hertz Corp./The
1,000,000	Biomet, Inc.			10.500%, due 01/01/16	265,625
	11.625%, due 10/15/17	1,121,250	500,000	Hornbeck Offshore Services, Inc., Series B
500,000	Capella Healthcare, Inc. (C)(T)			6.125%, due 12/01/14	448,750
	9.250%, due 07/01/17	522,500	700,000	Iron Mountain, Inc.
250,000	DaVita, Inc.			7.750%, due 01/15/15	707,000
	7.250%, due 03/15/15	256,562	350,000	Mac-Gray Corp.
250,000	HCA, Inc.			7.625%, due 08/15/15	337,750
	5.750%, due 03/15/14	242,500	500,000	Masco Corp.
250,000	HCA, Inc.			6.125%, due 10/03/16	507,870
	6.375%, due 01/15/15	244,375	500,000	Moog, Inc.
200,000	HCA, Inc.			7.250%, due 06/15/18	503,750
	9.250%, due 11/15/16	216,000	500,000	RBS Global, Inc./Rexnord LLC (C)
				8.500%, due 05/01/18	505,000

High Income (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)
CORPORATE NOTES AND BONDS (continued)			$ 250,000	Telcordia Technologies, Inc. (C)
				11.000%, due 05/01/18	$ 242,188
	Industrials (continued)				7,394,188
$1,000,000	RSC Equipment Rental, Inc.
	9.500%, due 12/01/14	$ 1,027,500		Materials - 8.44%
750,000	ServiceMaster Co./The, PIK (C)		500,000	AK Steel Corp.
	10.750%, due 07/15/15	786,562		7.625%, due 05/15/20	501,875
750,000	SPX Corp.		500,000	Arch Coal, Inc. (C)
	7.625%, due 12/15/14	785,625		8.750%, due 08/01/16	536,250
550,000	Terex Corp.		450,000	Arch Western Finance LLC
	8.000%, due 11/15/17	533,500		6.750%, due 07/01/13	452,250
500,000	Texas Industries, Inc. (C)(H)(T)		250,000	Cascades, Inc. (D)
	9.250%, due 08/15/20	502,500		7.875%, due 01/15/20	259,375
500,000	TransDigm, Inc.		300,000	Cloud Peak Energy Resources LLC/
	7.750%, due 07/15/14	515,000		Cloud Peak Energy Finance Corp. (C)
1,000,000	Trinity Industries, Inc. (P)			8.500%, due 12/15/19	315,000
	3.875%, due 06/01/36	821,250	1,000,000	Consol Energy, Inc. (C)
450,000	United Rentals North America, Inc.			8.250%, due 04/01/20	1,075,000
	7.750%, due 11/15/13	454,500	1,000,000	Crown Americas LLC/
250,000	United Rentals North America, Inc.			Crown Americas Capital Corp. II (C)
	10.875%, due 06/15/16	276,250		7.625%, due 05/15/17	1,060,000
700,000	United Rentals North America, Inc.		400,000	Ferro Corp. (P)
	9.250%, due 12/15/19	738,500		6.500%, due 08/15/13	403,500
500,000	USG Corp.		500,000	Graham Packaging Co., L.P./
	9.500%, due 01/15/18	491,250		GPC Capital Corp. I
500,000	Waste Services, Inc.			9.875%, due 10/15/14	518,750
	9.500%, due 04/15/14	518,125	500,000	Graphic Packaging International, Inc.
250,000	WCA Waste Corp. (T)			9.500%, due 06/15/17	535,000
	9.250%, due 06/15/14	245,312	250,000	Greif, Inc.
750,000	West Corp./Old			6.750%, due 02/01/17	256,250
	9.500%, due 10/15/14	766,875	250,000	Hexion U.S. Finance Corp./
500,000	West Corp./Old			Hexion Nova Scotia Finance ULC
	11.000%, due 10/15/16	528,750		8.875%, due 02/01/18	240,938
		17,508,557	600,000	Huntsman International LLC
				7.875%, due 11/15/14	606,000
	Information Technology - 6.18%		500,000	Huntsman International LLC (C)
500,000	ADC Telecommunications, Inc. (G)(P)			5.500%, due 06/30/16	460,000
	1.121%, due 06/15/13	493,125	750,000	LBI Escrow Corp. (C)
1,000,000	Advanced Micro Devices, Inc. (P)			8.000%, due 11/01/17	788,438
	6.000%, due 05/01/15	992,500	1,000,000	Reynolds Group Issuer, Inc./
250,000	Advanced Micro Devices, Inc.			Reynolds Group Issuer LLC (C)
	8.125%, due 12/15/17	262,500		7.750%, due 10/15/16	1,045,000
1,000,000	Alcatel-Lucent USA, Inc. (P)		250,000	Reynolds Group Issuer, Inc./
	2.875%, due 06/15/25	886,250		Reynolds Group Issuer LLC (C)
500,000	Equinix, Inc.			8.500%, due 05/15/18	256,875
	8.125%, due 03/01/18	521,250	250,000	Rock-Tenn Co.
300,000	GXS Worldwide, Inc. (C)			9.250%, due 03/15/16	271,562
	9.750%, due 06/15/15	288,000	150,000	Standard Pacific Corp.
600,000	Sanmina-SCI Corp.			8.375%, due 05/15/18	145,875
	8.125%, due 03/01/16	610,500	350,000	Steel Dynamics, Inc.
500,000	SAVVIS, Inc. (P)			7.375%, due 11/01/12	372,312
	3.000%, due 05/15/12	494,375			10,100,250
1,100,000	Sungard Data Systems, Inc.
	9.125%, due 08/15/13	1,124,750		Telecommunication Services - 7.48%
500,000	Sungard Data Systems, Inc.		500,000	Angel Lux Common S.A. (C)(D)
	10.625%, due 05/15/15	553,750		8.875%, due 05/01/16	526,250
400,000	Sungard Data Systems, Inc.		1,000,000	Frontier Communications Corp. (C)
	10.250%, due 08/15/15	420,000		8.500%, due 04/15/20	1,067,500
500,000	Syniverse Technologies, Inc.,		950,000	Level 3 Communications, Inc. (P)
	Series B (T)			3.500%, due 06/15/12	877,562
	7.750%, due 08/15/13	505,000

High Income (concluded)

		Value			Value
Par Value		(Note 1)	Shares		(Note 1)

CORPORATE NOTES AND BONDS (continued)			INVESTMENT COMPANIES - 6.12%

	Telecommunication Services (continued)		7,322,774	State Street Institutional U.S.
$ 500,000	Nextel Communications, Inc., Series D			Government Money Market Fund (N)	$ 7,322,774
	7.375%, due 08/01/15	$ 495,000
500,000	PAETEC Holding Corp.			Total Investment Companies	7,322,774
	8.875%, due 06/30/17	516,875		( Cost $7,322,774 )
385,000	Qwest Communications
	International, Inc.		TOTAL INVESTMENTS - 99.62%		119,220,132
	7.500%, due 02/15/14	394,625	( Cost $111,593,970 )
350,000	Qwest Communications		NET OTHER ASSETS AND LIABILITIES - 0.38%		453,123
	International, Inc., Series B		TOTAL NET ASSETS - 100.00%		$ 119,673,255
	7.500%, due 02/15/14	358,750
500,000	Qwest Communications
	International, Inc. (C)		(C)	Security sold within terms of a private placement
	7.125%, due 04/01/18	517,500		memorandum exempt from registration under section
500,000	SBA Communications Corp. (P)			144A of the Securities Act of 1933, as amended,
	1.875%, due 05/01/13	523,125		and may be sold only to dealers in that program or
500,000	Sprint Nextel Corp.			other "qualified institutional investors." The
	8.375%, due 08/15/17	522,500		securities have been determined to be liquid under
500,000	tw telecom holdings, Inc.			guidelines established by the Board of Trustees.
	8.000%, due 03/01/18	520,625	(D)	Notes and bonds, issued by foreign entities,
1,000,000	Wind Acquisition Finance S.A. (C)(D)			denominated in U.S. dollars. The aggregate of
	11.750%, due 07/15/17	1,062,500		these securities is 5.72% of total net assets.
300,000	Windstream Corp.		(G)	Floating rate or variable rate note.
	8.625%, due 08/01/16	312,750		Rate shown is as of July 31, 2010.
1,000,000	Windstream Corp.		(H)	Security purchased on a delayed delivery or
	7.875%, due 11/01/17	1,017,500		when-issued basis. Rate shown is at issue date.
250,000	Windstream Corp.		(N)	Security segregated for forward or when-issued
	7.000%, due 03/15/19	241,250		purchase commitments outstanding as of
		8,954,312		July 31, 2010.
			(P)	Convertible.
	Utilities - 4.25%		(T)	Illiquid security.
1,500,000	AES Corp./The		PIK	Payment-In-Kind.
	8.000%, due 10/15/17	1,591,875	PLC	Public Limited Company.
250,000	AES Corp./The		REIT	Real Estate Investment Trust.
	8.000%, due 06/01/20	264,687	ULC	Unlimited Limited Company.
500,000	Calpine Corp. (C)
	7.250%, due 10/15/17	498,750
480,000	Mirant Americas Generation LLC
	8.300%, due 05/01/11	492,600
750,000	Mirant Americas Generation LLC
	8.500%, due 10/01/21	712,500
250,000	Mirant North America LLC
	7.375%, due 12/31/13	257,188
750,000	NRG Energy, Inc.
	7.375%, due 02/01/16	765,000
250,000	NRG Energy, Inc.
	7.375%, due 01/15/17	253,125
250,000	RRI Energy, Inc.
	7.625%, due 06/15/14	251,250
		5,086,975

	Total Corporate Notes and Bonds	111,897,358
	( Cost $104,271,196 )

Diversified Income Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 50.71%			15,000	Linear Technology Corp.	$ 478,200
			23,000	Maxim Integrated Products, Inc.	403,190
	Consumer Discretionary - 2.46%		36,500	Microsoft Corp.	942,065
14,500	McDonald's Corp.	$ 1,011,085	25,500	Paychex, Inc.	662,745
18,500	Omnicom Group, Inc.	689,310	17,000	QUALCOMM, Inc.	647,360
6,500	VF Corp.	515,645			6,487,856
		2,216,040
	Consumer Staples - 8.56%			Materials - 1.40%
29,500	Altria Group, Inc.	653,720	9,500	Air Products & Chemicals, Inc.	689,510
23,500	Avon Products, Inc.	731,555	14,500	Nucor Corp.	567,530
19,800	Coca-Cola Co./The	1,091,178			1,257,040
6,400	Diageo PLC, ADR	447,232
32,051	Kraft Foods, Inc., Class A	936,210		Telecommunication Services - 3.50%
18,000	PepsiCo, Inc./NC	1,168,380	67,092	AT&T, Inc.	1,740,366
31,000	Philip Morris International, Inc.	1,582,240	33,000	Verizon Communications, Inc.	958,980
11,000	Procter & Gamble Co./The	672,760	19,000	Vodafone Group PLC, ADR	446,120
13,500	Sysco Corp.	418,095			3,145,466
		7,701,370
	Energy - 6.51%			Utilities - 2.72%
29,500	Chevron Corp.	2,248,195	10,000	Consolidated Edison, Inc.	461,200
30,000	ConocoPhillips	1,656,600	26,000	Duke Energy Corp.	444,600
12,500	Ensco PLC, ADR	522,625	14,000	Exelon Corp.	585,620
27,000	Marathon Oil Corp.	903,150	13,600	FirstEnergy Corp.	512,720
25,000	Spectra Energy Corp.	519,750	10,500	Progress Energy, Inc.	442,155
		5,850,320			2,446,295

	Financials - 5.51%			Total Common Stocks	45,592,113
21,000	Axis Capital Holdings, Ltd.	654,570		( Cost $44,486,558 )
25,500	Bank of New York Mellon Corp./The	639,285
13,400	NYSE Euronext	388,198	Par Value
17,000	Travelers Cos., Inc./The	857,650
37,000	US Bancorp	884,300	ASSET BACKED - 1.27%
33,000	Wells Fargo & Co.	915,090
20,000	Willis Group Holdings PLC	612,000	$ 98,971	ABSC Long Beach Home Equity Loan
		4,951,093		Trust, Series 2000-LB1, Class AF5 (M)
				8.550%, due 09/21/30	97,915
	Health Care - 8.17%		525,000	CarMax Auto Owner Trust, Series
15,500	Baxter International, Inc.	678,435		2007-2, Class B
30,200	Johnson & Johnson	1,754,318		5.370%, due 03/15/13	540,636
13,000	Medtronic, Inc.	480,610	465,000	Chase Issuance Trust, Series
50,000	Merck & Co., Inc.	1,723,000		2007-A17, Class A
18,000	Novartis AG, ADR	877,320		5.120%, due 10/15/14	506,828
122,062	Pfizer, Inc.	1,830,930
		7,344,613		Total Asset Backed	1,145,379
				( Cost $1,091,813 )
	Industrials - 4.66%
8,500	3M Co.	727,090	CORPORATE NOTES AND BONDS - 20.56%
15,000	Honeywell International, Inc.	642,900
17,000	Illinois Tool Works, Inc.	739,500		Consumer Discretionary - 1.97%
10,700	Lockheed Martin Corp.	804,105	750,000	American Association of Retired
5,900	United Technologies Corp.	419,490		Persons (C)
25,300	Waste Management, Inc.	858,935		7.500%, due 05/01/31	889,624
		4,192,020	130,000	DR Horton, Inc.
				5.250%, due 02/15/15	126,100
	Information Technology - 7.22%		325,000	ERAC USA Finance LLC (C)
13,800	Automatic Data Processing, Inc.	569,526		6.700%, due 06/01/34	347,300
31,500	Broadridge Financial Solutions, Inc.	639,450	400,000	Royal Caribbean Cruises, Ltd. (D)
73,600	Intel Corp.	1,516,160		7.250%, due 06/15/16	404,000
4,900	International Business Machines Corp.	629,160			1,767,024
Diversified Income (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			$ 220,000	Merck & Co., Inc.
				5.750%, due 11/15/36	$ 248,156
	Consumer Staples - 0.91%		150,000	Wyeth
$ 475,000	Kraft Foods, Inc.			6.500%, due 02/01/34	182,314
	6.500%, due 11/01/31	$ 534,034			2,216,843
280,000	WM Wrigley Jr. Co. (C)
	3.050%, due 06/28/13	286,475		Industrials - 1.33%
		820,509	150,000	Boeing Co./The
	Energy - 0.63%			8.625%, due 11/15/31	214,895
150,000	Hess Corp.		175,000	Burlington Northern Santa Fe LLC
	7.875%, due 10/01/29	186,907		8.125%, due 04/15/20	224,550
400,000	Transocean, Inc.		239,000	Norfolk Southern Corp.
	7.500%, due 04/15/31	376,522		5.590%, due 05/17/25	258,388
		563,429	260,000	Norfolk Southern Corp.
				7.050%, due 05/01/37	321,291
	Financials - 6.09%		150,000	Waste Management, Inc.
500,000	American General Finance Corp.,			7.125%, due 12/15/17	178,559
	Series H				1,197,683
	4.625%, due 09/01/10	498,750
250,000	Bear Stearns Cos. LLC/The			Information Technology - 0.31%
	7.250%, due 02/01/18	297,863	240,000	Cisco Systems, Inc.
335,000	HCP, Inc.			5.500%, due 02/22/16	280,197
	6.700%, due 01/30/18	360,831
410,000	Lehman Brothers Holdings, Inc. (E)*			Materials - 0.21%
	5.750%, due 01/03/17	205	175,000	Westvaco Corp.
315,000	Merrill Lynch & Co., Inc.			8.200%, due 01/15/30	187,433
	6.150%, due 04/25/13	343,145
600,000	National Rural Utilities			Telecommunication Services - 1.03%
	Cooperative Finance Corp., Series C		415,000	Comcast Cable Communications
	7.250%, due 03/01/12	657,910		Holdings, Inc.
600,000	Nationwide Health Properties,			9.455%, due 11/15/22	573,415
	Inc., Series D		315,000	Rogers Communications, Inc. (D)
	8.250%, due 07/01/12	656,165		6.250%, due 06/15/13	354,183
760,000	Nissan Motor Acceptance Corp. (C)				927,598
	5.625%, due 03/14/11	778,359
140,000	Simon Property Group L.P.			Utilities - 5.51%
	5.875%, due 03/01/17	154,682	500,000	Iberdrola USA, Inc.
355,000	SLM Corp.			8.050%, due 11/15/10	507,102
	5.125%, due 08/27/12	346,125	175,000	Interstate Power & Light Co.
210,000	Swiss Re Solutions Holding Corp.			6.250%, due 07/15/39	198,696
	7.000%, due 02/15/26	224,189	1,000,000	MidAmerican Energy Co.
205,000	Swiss Re Solutions Holding Corp.			5.650%, due 07/15/12	1,080,665
	7.750%, due 06/15/30	230,460	400,000	Nevada Power Co., Series R
500,000	US Bank NA/Cincinnati, OH			6.750%, due 07/01/37	468,072
	6.300%, due 02/04/14	570,839	350,000	Progress Energy, Inc.
330,000	Wells Fargo & Co.			7.750%, due 03/01/31	456,779
	5.250%, due 10/23/12	355,285	126,000	Sierra Pacific Power Co., Series M
		5,474,808		6.000%, due 05/15/16	143,075
			500,000	Southwestern Electric Power Co.,
	Food & Drug Retailers - 0.10%			Series E
90,000	New Albertson's, Inc.			5.550%, due 01/15/17	539,025
	7.500%, due 02/15/11	91,800	600,000	Westar Energy, Inc.
				6.000%, due 07/01/14	680,180
	Health Care - 2.47%		750,000	Wisconsin Electric Power Co.
1,050,000	Amgen, Inc.			6.500%, due 06/01/28	883,889
	5.850%, due 06/01/17	1,226,332			4,957,483
300,000	Eli Lilly & Co.
	6.570%, due 01/01/16	358,988		Total Corporate Notes and Bonds	18,484,807
195,000	Genentech, Inc.			( Cost $17,484,305 )
	5.250%, due 07/15/35	201,053
Diversified Income Fund (concluded)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

MORTGAGE BACKED - 13.87%			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.60%

	Federal Home Loan Mortgage Corp. - 1.86%			U.S. Treasury Bonds - 1.32%
$ 7,747	8.000%, due 06/01/30 Pool # C01005	$ 8,955	$ 860,000	6.625%, due 02/15/27	$ 1,189,621
107,342	6.500%, due 01/01/32 Pool # C62333	119,419
1,149,304	5.000%, due 07/01/33 Pool # A11325	1,230,040		U.S. Treasury Notes - 10.28%
58,510	6.000%, due 10/01/34 Pool # A28439	64,242	30,000	4.500%, due 11/15/10	30,367
53,134	6.000%, due 10/01/34 Pool # A28598	58,340	225,000	0.875%, due 02/28/11	225,835
102,339	5.000%, due 04/01/35 Pool # A32315	109,336	320,000	4.875%, due 04/30/11	330,900
78,774	5.000%, due 04/01/35 Pool # A32316	84,160	1,100,000	4.625%, due 12/31/11	1,165,785
		1,674,492	375,000	1.375%, due 05/15/12	380,816
			290,000	3.125%, due 08/31/13	310,119
	Federal National Mortgage Association - 11.89%		1,150,000	4.000%, due 02/15/14	1,269,762
154,952	4.000%, due 04/01/15 Pool # 255719	160,407	1,575,000	4.250%, due 08/15/14	1,764,616
201,429	5.500%, due 04/01/16 Pool # 745444	216,384	2,000,000	4.250%, due 11/15/14	2,245,468
35,480	6.000%, due 05/01/16 Pool # 582558	38,594	190,000	2.500%, due 03/31/15	198,892
384,351	5.000%, due 12/01/17 Pool # 672243	413,401	60,000	4.250%, due 08/15/15	67,692
378,958	5.000%, due 05/01/20 Pool # 813965	407,244	1,100,000	4.250%, due 11/15/17	1,246,180
541,521	4.500%, due 09/01/20 Pool # 835465	578,999			9,236,432
60,126	6.000%, due 05/01/21 Pool # 253847	66,257
16,840	7.000%, due 12/01/29 Pool # 762813	18,995		Total U.S. Government and
39,168	7.000%, due 11/01/31 Pool # 607515	44,530		Agency Obligations	10,426,053
38,001	7.000%, due 05/01/32 Pool # 644591	43,203		( Cost $9,863,076 )
400,039	5.500%, due 10/01/33 Pool # 254904	433,094
16,176	5.000%, due 05/01/34 Pool # 782214	17,302	Shares
356,595	5.000%, due 06/01/34 Pool # 255230	381,422
10,825	7.000%, due 07/01/34 Pool # 792636	12,220	INVESTMENT COMPANIES - 1.77%
124,601	5.500%, due 08/01/34 Pool # 793647	134,741
252,981	5.500%, due 03/01/35 Pool # 810075	273,332	1,595,964	State Street Institutional U.S.
616,786	5.500%, due 03/01/35 Pool # 815976	666,402		Government Money Market Fund	1,595,964
368,178	5.000%, due 08/01/35 Pool # 829670	393,409
296,495	5.000%, due 09/01/35 Pool # 820347	317,394		Total Investment Companies	1,595,964
297,160	5.000%, due 09/01/35 Pool # 835699	318,183		( Cost $1,595,964 )
550,993	5.000%, due 10/01/35 Pool # 797669	588,752
410,024	5.000%, due 11/01/35 Pool # 844504	438,123	TOTAL INVESTMENTS - 99.78%		89,710,938
368,073	5.000%, due 11/01/35 Pool # 844809	393,297	( Cost $86,043,664 )
350,728	5.000%, due 12/01/35 Pool # 850561	374,763	NET OTHER ASSETS AND LIABILITIES - .22%		193,441
128,946	5.500%, due 02/01/36 Pool # 851330	139,319	TOTAL NET ASSETS - 100.00%		$ 89,904,379
528,230	5.500%, due 09/01/36 Pool # 831820	575,644
377,880	6.000%, due 09/01/36 Pool # 831741	411,539
127,757	5.500%, due 10/01/36 Pool # 896340	137,875	*	Non-income producing.
452,583	5.500%, due 10/01/36 Pool # 901723	488,424	(C)	Security sold within terms of a private placement
499,719	5.500%, due 12/01/36 Pool # 902853	539,293		memorandum exempt from registration under section
512,247	5.500%, due 12/01/36 Pool # 903059	556,116		144A of the Securities Act of 1933, as amended,
442,344	5.500%, due 12/01/36 Pool # 907512	477,374		and may be sold only to dealers in that program or
578,207	5.500%, due 12/01/36 Pool # 907635	628,005		other "qualified institutional investors." The
		10,684,037		securities have been determined to be liquid under
				guidelines established by the Board of Trustees.
	Government National Mortgage Association - 0.12%		(D)	Notes and bonds, issued by foreign entities,
9,386	8.000%, due 10/20/15 Pool # 002995	10,149		denominated in U.S. dollars. The aggregate of
51,950	6.500%, due 02/20/29 Pool # 002714	59,453		these securities is 0.84% of total net assets.
34,023	6.500%, due 04/20/31 Pool # 003068	38,491	(E)	In Default. Issuer is bankrupt.
		108,093	(M)	Stated interest rate is contingent upon sufficient
				collateral market value. If collateral market
	Total Mortgage Backed	12,466,622		value falls below a stated level, the issuer will
	( Cost $11,521,948 )			either initiate a clean-up call or increase the
				stated interest rate.
			ADR	American Depositary Receipt.
			PLC	Public Limited Company.

Equity Income Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

COMMON STOCKS - 96.12%

	Consumer Discretionary - 13.04%
40,000	American Eagle Outfitters, Inc.	492,400
20,000	Best Buy Co., Inc.	693,200
25,000	Coach Inc.	924,250
10,000	ITT Education Services	807,400
15,000	Kohl's Corp.	715,350
10,000	Target Corp.	513,200
6,000	YUM! Brands Inc.	247,800
		4,393,600

	Energy - 13.12%
30,000	Noble Corp.	975,000
40,000	Petrohawk Energy Corp.	630,800
15,000	Schlumberger, Ltd.	894,900
26,000	Southwestern Energy Co.*	947,700
60,000	Weatherford International, Ltd. *	972,000
		4,420,400

	Financials - 22.9%
14,000	Affiliated Managers Group, Inc.	991,620
13,000	Aflac, Inc.	639,470
26,000	Bank of New York Mellon Corp./The	651,820
21,000	Capital One Financial Corp.	888,930
8,000	Franklin Resources, Inc.	804,640
9,000	Intercontinental Exchange, Inc.	950,580
37,000	Morgan Stanley	998,630
21,000	State Street Corp.	817,320
35,000	Wells Fargo & Co.	970,550
		7,713,560

	Health Care - 17.95%
15,000	Celgene Corp.	827,250
20,000	Community Health Systems	648,600
14,000	Genzyme Corp.*	973,840
24,000	Gilead Sciences, Inc.*	799,680
50,000	Mylan, Inc.	870,000
30,000	Pfizer, Inc.	450,000
17,000	St. Jude Medical, Inc. *	625,090
28,000	UnitedHealth Group, Inc.	852,600
		6,047,060

	Information Technology - 23.54%
21,500	Adobe Systems, Inc.	617,480
24,000	BMC Software	853,920
120,000	Brocade Communications Systems, Inc.	594,000
40,000	Cisco Systems, Inc.	922,800
9,000	EMC Corp./Massachusetts *	178,110
3,000	Google Inc., Class A*	1,454,550
25,000	QUALCOMM, Inc.	952,000
25,000	Varian Semiconductor Equipment	706,500
14,000	Visa Inc., Class A	1,026,900
45,000	Yahoo! Inc.*	624,600
		7,930,860

Industrial - 2.17%
20,000	Jacobs Engineering Group, Inc.	731,400
Equity Income Fund (concluded)
		Value
Shares		(Note 1)
Materials – 3.40%
16,000	Freeport-McMoran Copper & Gold, Inc.	1,144,640

Total Common Stocks		32,381,520
( Cost $34,785,729 )

Repurchase Agreement - 6.26%
US Bank issued 7/30/10 at 0.01%, due		2,108,646
	8/2/10, collateralized by $2,151,013 in Freddie
	Mac MBS #E99143 due 9/1/18. Proceeds at
	maturity are $2,108,648 (Cost $2,108,646).

TOTAL INVESTMENTS - 102.38%		34,490,166
( Cost $36,894,375)
NET OTHER ASSETS AND LIABILITIES - -0.01%		(4,506)
Total Call Options Written - (2.37%)		(797,295)
TOTAL NET ASSETS - 100.00%		33,688,365

* Non-income producing.

Contracts
(100 shares per		Expiration	Exercise	Market
contract)	Call Options Written	Date	Price	Value
90	Affiliated Managers Group, Inc.	September-10	85.00	1,125
80	Aflac, Inc.	August-10	47.00	23,440
50	Aflac, Inc.	August-10	48.00	11,200
130	American Eagle Outfitters, Inc.	August-10	17.50	650
260	Bank of New York Mellon Corp./The	January-11	28.00	26,000
200	Best Buy Co., Inc.	January-11	38.00	37,700
200	BMC Software	August-10	40.00	2,500
500	Brocade Communications Systems, Inc.	October-10	7.00	750
210	Capital One Financial Corp.	September-10	43.00	38,010
150	Celgene Corp.	October-10	60.00	17,775
200	Cisco Systems, Inc.	October-10	24.00	16,000
250	Coach Inc.	August-10	42.00	2,500
200	Community Health Systems	September-10	35.00	14,000
90	EMC Corp./Massachusetts	October-10	19.00	13,455
80	Franklin Resources, Inc.	October-10	105.00	27,200
160	Freeport-McMoran Copper & Gold, Inc.	August-10	70.00	58,000
140	Genzyme Corp.	August-10	55.00	205,100
30	Google Inc., Class A	September-10	540.00	7,050
90	Intercontinental Exchange, Inc.	September-10	110.00	33,300
100	ITT Education Services	October-10	90.00	31,000
200	Jacobs Engineering Group, Inc.	October-10	40.00	21,500
80	Kohl's Corp.	October-10	60.00	600
130	Morgan Stanley	October-10	32.00	2,145
250	QUALCOMM, Inc.	October-10	37.00	61,375
100	Schlumberger, Ltd.	August-10	65.00	2,400
50	Schlumberger, Ltd.	September-10	62.50	7,850
170	St. Jude Medical, Inc.	October-10	40.00	11,050
170	State Street Corp.	August-10	36.00	56,100
40	State Street Corp.	August-10	48.00	100
250	Varian Semiconductor Equipment	August-10	35.00	1,875
140	Visa Inc., Class A	September-10	80.00	11,200
200	Weatherford International, Ltd.	August-10	18.00	800
400	Weatherford International, Ltd.	August-10	19.00	800
190	Wells Fargo & Co.	October-10	30.00	14,345
450	Yahoo! Inc.	October-10	16.00	9,000
60	YUM! Brands Inc.	October-10	37.00	29,400

	Total Call Options Written			$797,295
	(Premiums Received $1,292,455)
Large Cap Value Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)
COMMON STOCKS - 98.20%				Information Technology - 6.53%
			119,000	Intel Corp.	$ 2,451,400
	Consumer Discretionary - 4.94%		28,000	International Business Machines Corp.	3,595,200
74,000	Lowe's Cos., Inc.	$ 1,534,760	81,000	Oracle Corp.	1,914,840
75,000	Omnicom Group, Inc.	2,794,500	126,000	Western Union Co./The	2,044,980
98,000	Viacom, Inc.	3,237,920			10,006,420
		7,567,180
				Materials - 2.65%
	Consumer Staples - 11.28%		29,000	Air Products & Chemicals, Inc.	2,104,820
74,500	CVS Caremark Corp.	2,286,405	50,000	Nucor Corp.	1,957,000
27,000	Diageo PLC, ADR	1,886,760			4,061,820
105,000	Kraft Foods, Inc., Class A	3,067,050
38,000	PepsiCo, Inc./NC	2,466,580		Telecommunication Services - 4.16%
49,000	Philip Morris International, Inc.	2,500,960	164,032	AT&T, Inc.	4,254,990
43,000	Procter & Gamble Co./The	2,629,880	90,500	Vodafone Group PLC, ADR	2,124,940
48,000	Wal-Mart Stores, Inc.	2,457,120			6,379,930
		17,294,755
				Utilities - 4.93%
	Energy - 17.58%		30,000	Entergy Corp.	2,325,300
64,066	Chevron Corp.	4,882,470	87,500	Exelon Corp.	3,660,125
81,000	ConocoPhillips	4,472,820	30,000	NextEra Energy, Inc.	1,569,000
48,000	Devon Energy Corp.	2,999,520			7,554,425
112,000	Noble Corp. *	3,640,000
44,500	Occidental Petroleum Corp.	3,467,885		Total Common Stocks	150,500,809
100,000	Southwestern Energy Co. *	3,645,000		( Cost $153,321,208 )
237,000	Weatherford International, Ltd. *	3,839,400
		26,947,095	INVESTMENT COMPANIES - 1.97%

	Financials - 24.62%		3,022,572	State Street Institutional U.S.
30,000	Arch Capital Group, Ltd. *	2,347,800		Government Money Market Fund	3,022,572
388,984	Bank of America Corp.	5,461,336
177,000	Bank of New York Mellon Corp./The	4,437,390		Total Investment Companies	3,022,572
22,000	Berkshire Hathaway, Inc. *	1,718,640		( Cost $3,022,572 )
13,000	Goldman Sachs Group, Inc./The	1,960,660
163,968	JPMorgan Chase & Co.	6,604,631	TOTAL INVESTMENTS - 100.17%		153,523,381
190,000	Keycorp	1,607,400	( Cost $156,343,780 )
145,000	Morgan Stanley	3,913,550	NET OTHER ASSETS AND LIABILITIES - (0.17)%		(262,399)
33,500	Travelers Cos., Inc./The	1,690,075	TOTAL NET ASSETS - 100.00%		$ 153,260,982
105,000	US Bancorp	2,509,500
129,000	Wells Fargo & Co.	3,577,170
62,000	Willis Group Holdings PLC	1,897,200	*	Non-income producing.
		37,725,352	ADR	American Depositary Receipt.
			PLC	Public Limited Company.
	Health Care - 14.05%
38,000	Baxter International, Inc.	1,663,260
95,000	Johnson & Johnson	5,518,550
84,000	Merck & Co., Inc.	2,894,640
370,040	Pfizer, Inc.	5,550,600
35,000	Quest Diagnostics, Inc./DE	1,644,650
140,000	UnitedHealth Group, Inc.	4,263,000
		21,534,700

	Industrials - 7.46%
138,600	General Electric Co.	2,234,232
35,500	Illinois Tool Works, Inc.	1,544,250
43,000	Lockheed Martin Corp.	3,231,450
23,000	United Technologies Corp.	1,635,300
82,000	Waste Management, Inc.	2,783,900
		11,429,132

Large Cap Growth Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 96.93%				Information Technology (continued)
	Consumer Discretionary - 8.15%			IT Services - 6.50%
12,300	Amazon.com, Inc. *	$ 1,450,047	31,213	International Business Machines Corp.	$ 4,007,749
18,131	ITT Educational Services, Inc. *	1,463,897	74,400	Visa, Inc., Class A	5,457,240
57,500	Lamar Advertising Co., Class A *	1,572,625
27,290	McDonald's Corp.	1,902,932		Semiconductors & Semiconductor Equipement - 4.25%
67,378	Omnicom Group, Inc.	2,510,504	163,600	Intel Corp.	3,370,160
63,100	Vitamin Shoppe, Inc. *	1,723,892	99,689	Varian Semiconductor Equipment
30,161	Yum! Brands, Inc.	1,245,649		Associates, Inc. *	2,817,211
		11,869,546
				Software - 7.53%
	Consumer Staples - 6.76%		64,605	ArcSight, Inc. *	1,615,771
29,940	Diageo PLC, ADR	2,092,207	55,585	BMC Software, Inc. *	1,977,714
70,160	PepsiCo, Inc./NC	4,554,086	211,210	Microsoft Corp.	5,451,330
62,370	Wal-Mart Stores, Inc.	3,192,720	19,350	Salesforce.com, Inc. *	1,914,683
		9,839,013			53,999,178

	Energy - 9.83%			Materials - 2.33%
58,800	Occidental Petroleum Corp.	4,582,284	69,245	Ecolab, Inc.	3,386,773
182,405	Petrohawk Energy Corp. *	2,876,527
37,500	Schlumberger, Ltd.	2,237,250		Total Common Stocks	141,099,471
52,170	Southwestern Energy Co. *	1,901,596		( Cost $130,733,907 )
167,285	Weatherford International, Ltd. *	2,710,017
		14,307,674	INVESTMENT COMPANY - 1.95%

	Financials - 11.02%		2,837,090	State Street Institutional U.S.
239,834	Axis Capital Holdings, Ltd.	7,475,626		Government Money Market Fund	2,837,090
99,105	Bank of New York Mellon Corp./The	2,484,562
14,150	IntercontinentalExchange, Inc. *	1,494,523		Total Investment Company	2,837,090
95,054	T Rowe Price Group, Inc.	4,584,455		( Cost $2,837,090 )
		16,039,166
			TOTAL INVESTMENTS - 98.88%		143,936,561
	Health Care - 13.85%		( Cost $133,570,997 )
45,530	Allergan, Inc./United States	2,780,062	NET OTHER ASSETS AND LIABILITIES - 1.12%		1,635,447
93,615	Celgene Corp. *	5,162,867	TOTAL NET ASSETS - 100.00%		$ 145,572,008
46,994	HMS Holdings Corp. *	2,646,702
138,900	Johnson & Johnson	8,068,701
49,200	UnitedHealth Group, Inc.	1,498,140	*	Non-income producing.
		20,156,472	ADR	American Depositary Receipt.
			PLC	Public Limited Company.
	Industrials - 7.90%
23,065	3M Co.	1,972,980
28,520	Boeing Co./The	1,943,353
11,600	Deere & Co.	773,488
53,665	EnerNOC, Inc. *	1,789,191
61,100	Illinois Tool Works, Inc.	2,657,850
69,655	Waste Management, Inc.	2,364,787
		11,501,649

	Information Technology - 37.09%
	Communications Equipment - 8.26%
307,325	Cisco Systems, Inc. *	7,089,988
129,510	QUALCOMM, Inc.	4,931,741

	Computers & Peripherals - 4.82%
27,290	Apple, Inc. *	7,020,353

	Internet Software & Services - 5.73%
17,212	Google, Inc., Class A *	8,345,238

Mid Cap Fund Portfolio of Investments (Unaudited)

COMMON STOCKS - 93.23%				Information Technology - 11.92%
			32,919	Adobe Systems, Inc. *	$ 945,434
	Consumer Discretionary - 12.41%		30,925	Amphenol Corp., Class A	1,385,440
35,652	Bed Bath & Beyond, Inc. *	$ 1,350,498	34,745	BMC Software, Inc. *	1,236,227
59,034	CarMax, Inc. *	1,245,617	17,978	Factset Research Systems, Inc.	1,348,350
43,095	Lamar Advertising Co., Class A *	1,178,648	40,791	FLIR Systems, Inc. *	1,213,940
30,421	Morningstar, Inc. *	1,369,249	48,454	Teradata Corp. *	1,540,837
39,775	Omnicom Group, Inc.	1,482,017	79,495	Western Union Co./The	1,290,204
15,439	Sears Holdings Corp. *	1,096,169			8,960,432
38,942	Yum! Brands, Inc.	1,608,305
		9,330,503		Materials - 6.85%
			27,955	Ecolab, Inc.	1,367,279
	Consumer Staples - 5.43%		145,840	iShares COMEX Gold Trust ETF *	1,685,910
18,182	Brown-Forman Corp., Class B	1,149,284	10,534	Martin Marietta Materials, Inc.	899,604
42,383	McCormick & Co., Inc./MD	1,666,924	38,127	Valspar Corp.	1,197,569
44,440	Walgreen Co.	1,268,762			5,150,362
		4,084,970
				Telecommunication Services - 2.02%
	Energy - 7.74%		38,536	Crown Castle International Corp. *	1,522,557
19,315	Contango Oil & Gas Co. *	846,770
32,775	Ensco PLC, ADR	1,370,323		Utilities - 1.32%
39,995	Noble Corp. *	1,299,837	27,150	EQT Corp.	995,862
32,400	Southwestern Energy Co. *	1,180,980
69,093	Weatherford International, Ltd. *	1,119,307		Total Common Stocks	70,109,461
		5,817,217		( Cost $64,903,098 )

	Financials - 19.96%		INVESTMENT COMPANIES - 7.06%
20,025	Arch Capital Group, Ltd. *	1,567,156
73,320	Brookfield Asset Management, Inc.,		5,306,776	State Street Institutional U.S.
	Class A	1,839,599		Government Money Market Fund	5,306,776
98,015	Brookfield Properties Corp.	1,474,146
66,275	Brown & Brown, Inc.	1,326,825		Total Investment Companies	5,306,776
12,639	IntercontinentalExchange, Inc. *	1,334,931		( Cost $5,306,776 )
59,599	Leucadia National Corp. *	1,316,542
4,048	Markel Corp. *	1,368,224	TOTAL INVESTMENTS - 100.29%		75,416,237
24,727	RLI Corp.	1,372,101	( Cost $70,209,874 )
61,751	SEI Investments Co.	1,184,384	NET OTHER ASSETS AND LIABILITIES - (0.29)%		(219,384)
21,507	T Rowe Price Group, Inc.	1,037,283	TOTAL NET ASSETS - 100.00%		$ 75,196,853
44,082	WR Berkley Corp.	1,190,655
		15,011,846
			*	Non-income producing.
	Health Care - 9.14%		ADR	American Depository Receipt.
15,310	CR Bard, Inc.	1,202,294	ETF	Exchange Traded Fund.
43,598	DENTSPLY International, Inc.	1,308,812	PLC	Public Limited Company.
20,209	IDEXX Laboratories, Inc. *	1,187,077
20,686	Laboratory Corp. of America Holdings *	1,509,664
28,538	Techne Corp.	1,666,619
		6,874,466
	Industrials - 16.44%
47,069	Aecom Technology Corp. *	1,136,246
36,964	Copart, Inc. *	1,346,968
37,000	Expeditors International of
	Washington, Inc.	1,577,680
16,612	Fastenal Co.	815,317
45,708	IDEX Corp.	1,470,426
35,085	Jacobs Engineering Group, Inc. *	1,283,058
55,915	Knight Transportation, Inc.	1,169,742
55,557	Ritchie Bros Auctioneers, Inc.	1,033,916
26,129	Wabtec Corp./DE	1,165,615
40,126	Waste Management, Inc.	1,362,278
		12,361,246

Small Cap Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.89%				Health Care - 7.43%
			21,700	Amsurg Corp. *	$ 397,544
	Consumer Discretionary - 16.38%		13,700	Charles River Laboratories
22,700	Arbitron, Inc.	$ 656,030		International, Inc. *	425,796
3,900	Bally Technologies, Inc. *	125,970	7,400	Corvel Corp. *	294,446
30,800	Cato Corp./The, Class A	717,024	2,700	Haemonetics Corp. *	149,175
10,700	CEC Entertainment, Inc. *	371,611	14,600	ICON PLC, ADR *	344,560
10,400	Choice Hotels International, Inc.	343,304	12,900	ICU Medical, Inc. *	480,009
17,100	Dress Barn, Inc./The *	422,370	8,400	Universal American Corp./NY	140,616
20,100	Helen of Troy, Ltd. *	481,596			2,232,146
11,400	Hibbett Sports, Inc. *	301,758
11,600	Matthews International Corp., Class A	418,876		Industrials - 20.92%
37,600	Sonic Corp. *	330,880	50,600	ACCO Brands Corp. *	299,552
48,400	Stage Stores, Inc.	532,400	8,000	Acuity Brands, Inc.	337,040
7,100	Tempur-Pedic International, Inc. *	217,757	26,800	Albany International Corp., Class A	491,780
		4,919,576	32,800	Belden, Inc.	783,592
			26,700	Carlisle Cos., Inc.	899,256
	Consumer Staples - 5.43%		11,200	ESCO Technologies, Inc.	333,872
11,400	Casey's General Stores, Inc.	436,050	15,200	GATX Corp.	429,552
16,500	Herbalife, Ltd.	819,060	13,900	Genesee & Wyoming, Inc., Class A *	568,232
17,800	Lance, Inc.	376,114	11,900	Kirby Corp. *	457,436
		1,631,224	18,700	Mueller Industries, Inc.	462,264
			16,400	Standard Parking Corp. *	279,784
	Energy - 5.71%		8,600	Sterling Construction Co., Inc. *	106,554
7,700	Bristow Group, Inc. *	257,411	3,500	Unifirst Corp./MA	153,860
17,400	Penn Virginia Corp.	330,600	12,600	United Stationers, Inc. *	682,290
6,400	SEACOR Holdings, Inc. *	530,048			6,285,064
5,700	SM Energy Co.	236,094
4,100	Whiting Petroleum Corp. *	360,841		Information Technology - 8.64%
		1,714,994	5,500	Coherent, Inc. *	203,610
			15,800	Diebold, Inc.	452,196
	Financials - 23.94%		21,727	Electronics for Imaging, Inc. *	231,393
918	Alleghany Corp. *	275,602	9,100	MAXIMUS, Inc.	547,729
9,900	American Campus		9,900	MTS Systems Corp.	286,407
	Communities, Inc., REIT	286,605	29,300	NAM TAI Electronics, Inc. *	127,455
15,400	AMERISAFE, Inc. *	276,584	22,000	Websense, Inc. *	408,320
38,400	Ares Capital Corp.	537,984	12,300	Zebra Technologies Corp., Class A *	337,512
20,000	Assured Guaranty, Ltd.	314,000			2,594,622
26,100	Delphi Financial Group, Inc., Class A	677,295
26,084	DiamondRock Hospitality Co., REIT *	242,059		Materials - 4.72%
38,400	Education Realty Trust, Inc., REIT	266,880	10,000	Aptargroup, Inc.	430,700
40,990	First Busey Corp.	188,144	7,800	Deltic Timber Corp.	357,084
34,700	First Midwest Bancorp, Inc./IL	436,526	33,100	Zep, Inc.	630,224
1,700	Hancock Holding Co.	51,867			1,418,008
20,520	International Bancshares Corp.	355,817
6,500	Mack-Cali Realty Corp., REIT	209,430		Utilities - 5.72%
17,100	MB Financial, Inc.	296,514	11,600	Atmos Energy Corp.	336,400
23,200	NewAlliance Bancshares, Inc.	282,344	6,450	New Jersey Resources Corp.	240,778
26,000	Northwest Bancshares, Inc.	315,380	14,900	Unisource Energy Corp.	480,972
13,000	Platinum Underwriters Holdings, Ltd.	508,040	17,000	Westar Energy, Inc.	405,960
6,000	Realty Income Corp., REIT	192,540	7,000	WGL Holdings, Inc.	252,560
10,500	Reinsurance Group of America, Inc.	503,790			1,716,670
9,089	Validus Holdings, Ltd.	225,771
27,800	Webster Financial Corp.	518,192		Total Common Stocks	29,704,836
4,300	Westamerica Bancorporation	231,168		( Cost $25,865,208 )
		7,192,532

Small Cap Fund (concluded)
Value
Shares		(Note 1)

INVESTMENT COMPANY - 1.24%

372,278	State Street Institutional U.S.
	Government Money Market Fund	$ 372,278

	Total Investment Company	372,278
( Cost $372,278 )

TOTAL INVESTMENTS - 100.13%		30,077,114
( Cost $26,237,486 )
NET OTHER ASSETS AND LIABILITIES - (0.13)%		(39,160)
TOTAL NET ASSETS - 100.00%		$ 30,037,954

*	Non-income producing.
ADR	American Depository Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

International Stock Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.03%				Japan - 19.92%
			16,700	Benesse Holdings, Inc.	$ 739,366
	Australia - 0.79%		45,400	Canon, Inc.	1,978,483
50,400	QBE Insurance Group, Ltd.	$ 761,468	32,440	Daito Trust Construction Co., Ltd.	1,764,778
			703	eAccess, Ltd.	455,675
	Belgium - 2.29%		48,800	Honda Motor Co., Ltd.	1,530,172
41,733	Anheuser-Busch InBev N.V.	2,209,909	58,500	Hoya Corp.	1,392,164
			253	KDDI Corp.	1,231,396
	Brazil - 3.10%		3,600	Keyence Corp.	829,215
90,459	Banco do Brasil S.A.	1,570,740	104,200	Kubota Corp.	826,170
158,100	Cielo S.A.	1,420,275	41,100	Mitsubishi Corp.	889,124
		2,991,015	69,800	Mitsubishi Estate Co., Ltd.	984,043
			11,600	Nidec Corp.	1,088,906
	Canada - 2.49%		2,400	Nintendo Co., Ltd.	671,150
10,500	Potash Corp. of Saskatchewan, Inc.	1,099,076	151,400	Nomura Holdings, Inc.	842,912
37,600	Rogers Communications, Inc.	1,307,524	45,400	Sumitomo Mitsui Financial Group, Inc.	1,406,220
		2,406,600	3,627	Yahoo! Japan Corp.	1,395,888
			18,040	Yamada Denki Co., Ltd.	1,219,441
	China - 0.97%				19,245,103
1,226,800	Industrial & Commercial Bank of
	China	938,164		Mexico - 0.68%
			34,800	Grupo Televisa S.A., ADR	661,200
	Czech Republic - 0.78%
16,400	CEZ AS	749,818		Netherlands - 0.99%
			31,938	TNT N.V.	953,099
	Denmark - 1.05%
11,825	Novo Nordisk A/S, B Shares	1,011,465		Norway - 0.78%
			58,280	Aker Solutions ASA	755,425
	France - 8.19%
27,398	BNP Paribas	1,881,943		Russia - 0.77%
18,100	Danone	1,015,186	13,100	Lukoil OAO, ADR	746,700
40,349	Sanofi-Aventis S.A.	2,343,527
29,331	Total S.A.	1,479,601		Singapore - 0.96%
33,300	Valeo S.A. *	1,189,672	406,500	Singapore Telecommunications, Ltd.	932,696
		7,909,929
	Germany - 3.84%			South Korea - 1.62%
16,800	Bayerische Motoren Werke AG	904,397	4,914	Hyundai Mobis	849,408
20,500	SAP AG	936,079	2,072	Samsung Electronics Co., Ltd., GDR (C)	714,840
19,174	Siemens AG	1,868,749			1,564,248
		3,709,225
				Spain - 2.85%
	Hong Kong - 2.95%		45,700	Amadeus IT Holding S.A. *	803,979
300,407	Esprit Holdings, Ltd.	1,889,267	149,829	Banco Santander S.A.	1,946,445
191,900	Kerry Properties, Ltd.	961,044			2,750,424
		2,850,311
				Switzerland - 9.47%
	Ireland - 1.25%		38,524	Credit Suisse Group AG	1,754,420
58,040	CRH PLC	1,211,968	12,800	Julius Baer Group, Ltd.	447,883
			31,570	Nestle S.A.	1,560,771
	Israel - 0.95%		46,185	Novartis AG	2,241,194
18,800	Teva Pharmaceutical Industries,		8,007	Roche Holding AG	1,041,517
	Ltd., ADR	918,380	70,700	UBS AG *	1,208,083
			3,847	Zurich Financial Services AG	898,138
	Italy - 1.67%				9,152,006
55,520	Atlantia SpA	1,087,434
31,130	Prysmian SpA	526,561		Turkey - 1.27%
		1,613,995	233,900	Turkiye Garanti Bankasi AS, ADR	1,225,636
International Stock Fund (concluded)
		Value
Shares		(Note 1)

COMMON STOCKS (continued)			OTHER INFORMATION:
			Industry Concentration
	United Kingdom - 28.40%			% of Net Assets
35,100	AMEC PLC	$ 480,823	Commercial Banks	16.0%
263,015	BAE Systems PLC	1,289,305	Pharmaceuticals	9.6%
284,900	Barclays PLC	1,487,785	Oil, Gas & Consumable Fuels	6.8%
101,951	BG Group PLC	1,634,158	Food Products	4.8%
53,300	BHP Billiton PLC	1,632,150	Automobiles	4.6%
140,000	British Airways PLC *	482,419	Electronic Equipment & Instruments	4.2%
28,626	British American Tobacco PLC	985,511	Capital Markets	3.9%
95,600	GlaxoSmithKline PLC	1,666,619	Real Estate Management & Development	3.8%
119,383	HSBC Holdings PLC	1,210,150	Metals & Mining	3.4%
230,698	Informa PLC	1,420,486	Media	3.4%
192,806	International Power PLC	1,083,098	Commercial Services & Supplies	3.4%
1,513,716	Lloyds Banking Group PLC *	1,645,096	Insurance	3.0%
146,607	Prudential PLC	1,275,618	Distributors	2.9%
44,100	Royal Dutch Shell PLC	1,214,105	Electrical Equipment	2.5%
57,200	Standard Chartered PLC	1,653,293	Wireless Telecommunication Services	2.4%
54,100	Tullow Oil PLC	1,045,008	Beverages	2.3%
72,500	Unilever PLC	2,060,254	Diversified Telecommunication Services	2.2%
425,723	Vodafone Group PLC	993,684	Office Electronics	2.1%
311,400	WM Morrison Supermarkets PLC	1,294,878	Net Other Assets & Liabilities	1.9%
112,663	WPP PLC	1,197,719	Electric Utilities	1.9%
105,700	Xstrata PLC	1,684,299	Software	1.8%
		27,436,458	IT Services	1.4%
			Food & Staples Retailing	1.3%
	Total Common Stocks	94,705,242	Aerospace & Defense	1.3%
	( Cost $86,030,238 )		Household Durables	1.3%
			Construction Materials	1.3%
INVESTMENT COMPANIES - 1.08%			Chemicals	1.1%
			Tobacco	1.0%
	United States - 1.08%		Air Freight & Logistics	1.0%
1,044,829	State Street Institutional U.S.		Machinery	0.9%
	Government Money Market Fund	1,044,829	Construction & Engineering	0.8%
			Leisure Equipment & Products	0.7%
	Total Investment Companies	1,044,829	Industrial Conglomerates	0.5%
	( Cost $1,044,829 )		Internet Software & Services	0.5%
				100.0%
TOTAL INVESTMENTS - 99.11%		95,750,071
( Cost $87,075,067 )
NET OTHER ASSETS AND LIABILITIES - 0.89%		858,971
TOTAL NET ASSETS - 100.00%		$ 96,609,042

*	Non-income producing.
(C)	Security sold within terms of a private placement
	memorandum exempt from registration under section
	144A of the Securities Act of 1933, as amended,
	and may be sold only to dealers in that program or
	other "qualified institutional investors." The
	securities have been determined to be liquid under
	guidelines established by the Board of Trustees.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

Notes to Portfolios of Investments (Unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by MEMBERS Mutual Funds (the “Trust”) or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business.  NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation.  Because the assets of each Target Allocation Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds.  Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.  Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.

Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund, where they are valued at the mean of the best bid and asked prices across all option exchanges.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Pricing Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).  Prior to May 10, 2010, the conversion into U.S. dollar values used the exchange rate as of Noon Eastern Standard Time on each day that the New York Stock Exchange was open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).  Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The valuation techniques used by the funds to measure fair value for the period ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2010 in valuing the funds’ investments carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/2010
Conservative Allocation1	$44,182,064	$ -	$ -	$44,182,064
Moderate Allocation1	101,947,714	-	-	101,947,714
Aggressive Allocation1	34,707,398	-	-	34,707,398
Cash Reserves2	495,251	14,812,440	-	15,307,691
Bond
Asset Backed	-	2,289,513	-	2,289,513
Corporate Notes and Bonds	-	38,048,925	-	38,048,925
Mortgage Backed	-	33,664,183	-	33,664,183
U.S. Government and Agency Obligations	-	128,256,934	-	128,256,934
Investment Companies	6,596,180	-	-	6,596,180
	6,596,180	202,259,555	-	208,855,735
High Income3	7,322,774	111,897,358	-	119,220,132
Diversified Income
Common Stocks	45,592,113	-	-	45,592,113
Asset Backed	-	1,145,379	-	1,145,379
Corporate Notes and Bonds	-	18,484,807	-	18,484,807
Mortgage Backed	-	12,466,622	-	12,466,622
U.S. Government and Agency Obligations	-	10,426,053	-	10,426,053
Investment Companies	1,595,964	-	-	1,595,964
	47,188,077	42,522,861	-	89,710,938
Equity Income
Assets: Common Stocks	32,381,520	-	-	32,381,520
Repurchase Agreements	-	2,108,646	-	2,108,646
	32,381,520	2,108,646	-	34,490,166
Liabilities:
Options Written	797,295	-	-	797,295

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2009
Large Cap Value1	153,523,381	-	-	153,523,381
Large Cap Growth1	143,936,561			143,936,561
Mid Cap1	75,416,237	-	-	75,416,237
Small Cap1	30,077,114	-	-	30,077,114
International Stock
Common Stocks
Australia	-	761,468	-	761,468
Belgium	-	2,209,909	-	2,209,909
Brazil	-	2,991,015	-	2,991,015
Canada	-	2,406,600	-	2,406,600
China	-	938,164	-	938,164
Czech Republic	-	749,818	-	749,818
Denmark	-	1,011,465	-	1,011,465
France	-	7,909,929	-	7,909,929
Germany	-	3,709,225	-	3,709,225
Hong Kong	-	2,850,311	-	2,850,311
Ireland	-	1,211,968	-	1,211,968
Israel	-	918,380	-	918,380
Italy	-	1,613,995	-	1,613,995
Japan	-	19,245,103	-	19,245,103
Mexico	-	661,200	-	661,200
Netherlands	-	953,099	-	953,099
Norway	-	755,425	-	755,425
Russia	-	746,700	-	746,700
Singapore	-	932,696	-	932,696
South Korea	-	1,564,248	-	1,564,248
Spain	-	2,750,424	-	2,750,424
Switzerland	-	9,152,006	-	9,152,006
Turkey	-	1,225,636	-	1,225,636
United Kingdom	-	27,436,458	-	27,436,458
Investment Companies	1,044,829	-	-	1,044,829
	1,044,829	94,705,242	-	95,750,071

1  At July 31, 2010 all investments are Level 1, see Portfolio of Investments.
2 At July 31, 2010 all Level 2 securities held are Short Term Investments, see Portfolio of Investments.
3 At July 31, 2010 all Level 2 securities held are Corporate Notes and Bonds and Certificates of Deposits, see Portfolio of Investments.

In January, 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. For the period ended July 31, 2010, none of the funds had securities that transferred between classification levels.

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.  The officers recognized that there was a change in the Registrant's investment adviser from MEMBERS Capital Advisors, Inc. to Madison Asset Management, LLC effective July 1, 2009, which included a change in the principal executive officer and the addition of a second principal financial officer.  However, the officers determined that such changes did not materially change the Registrant's disclosure controls and procedures other than the manner by which they are and will be documented going forward.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: September 21, 2010

By: (signature)

Greg Hoppe, Treasurer

Date: September 21, 2010